SHARE INCENTIVE PLAN	3 Months Ended
Dec. 31, 2013
SHARE INCENTIVE PLAN
13.	SHARE INCENTIVE PLAN

Share options

A summary of the share option activity as of December 31, 2013, and changes during the three months ended December 31, 2013 are presented below:

Share option granted to employees and non-executive directors	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, September 30, 2013	1,579,732	US$	0.50
Exercised	679,648	US$	0.50

Outstanding, December 31, 2013	900,084	US$	0.50	5.80	3,760

Expected to vest, December 31, 2013	—		—	—	—

Exercisable at December 31, 2013	900,084	US$	0.50	5.80	3,760

A summary of the share option granted to non-employees as of December 31, 2013, and changes during the three months ended December 31, 2013 are presented below:

Share option granted to non-employees	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, September 30, 2013	128,200	US$	0.495

Outstanding, December 31, 2013	128,200	US$	0.495	4.30	536

Expected to vest, December 31, 2013	—		—	—	—

Exercisable at December 31, 2013	128,200	US$	0.495	4.30	536

The total intrinsic value of options exercised during the three months ended December 31, 2013 and 2012 were US$2,079 and US$227, respectively.

Nonvested restricted shares

On December 3, 2013, the Company granted 125,000 nonvested restricted shares of the Company to non-executive directors. These shares are restricted on transferability and will be forfeited if the directors cease to provide requisite service to the Company. The restriction will be removed upon the vesting of the nonvested restricted shares on the first anniversary of the issuance day. Before the removal of such restrictions, the holders of the nonvested shares shall be entitled to all rights and privileges of those of ordinary shareholders, and shall be entitled to voting rights and dividends. Therefore, these nonvested shares are considered participating securities for the purpose of net earnings per share calculation. The grant-date fair value of a nonvested restricted share was US$4.58, which was determined based on the closing price of the Company’s ADS on NYSE on December 3, 2013. Total share-based compensation associated to this grant amounted to US$573, which is recognized ratably over the requisite service period of one year.

A summary of the nonvested restricted shares activities is as follows:

	Number of Nonvested restricted shares outstanding	Weight average grant-date fair value
		US$
Nonvested restricted shares outstanding at September 30, 2013	125,000	1.22
Granted	125,000	4.58
Vested	125,000	1.22

Nonvested restricted shares outstanding at December 31, 2013	125,000	4.58

Nonvested restricted shares expected to vest at December 31, 2013	125,000	4.58

The total fair value of shares vested during the three months ended December 31, 2013 and 2012 were US$153 and US$122, respectively. As of December 31, 2013, there was US$525 of share-based compensation related to nonvested shares that is expected to be recognized over a weighted average period of 0.9 year.

Total share-based compensation expense of share-based awards granted to employees, non-employees and non-executive directors recognized for the three months ended December 31, 2013 and 2012 are as follows:

	Three months ended December 31,
	2012	2013
	US$	US$
Cost of services	13	—
General and administrative expenses	181	73
Selling expenses	6	—

	200	73